SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of condensed financial statement balances and amounts of Company's VIEs (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Variable Interest Entity [Line Items]
Cash and cash equivalents	¥ 291,018		¥ 182,551	¥ 117,320	$ 42,194
Restricted cash	2,023		2,016		293
Amounts due from related parties	17,750		37,017		2,574
Financial Assets receivable	292,342				42,386
Accounts receivable, net	1,310,749		315,895
Prepaid expenses and other current assets	472,830		62,255		68,554
Deferred tax assets , net	70,778		48,456		10,262
Property and equipment , net	18,900		9,100		2,740
Right-of-use assets	27,604		35,507		4,002
Other long-term assets	1,759		1,242		255
TOTAL ASSETS	3,020,870		971,432		437,986
Payroll and welfare payables	81,558		56,056		11,825
Amounts due to related parties	566		4,485		82
Tax payables	632,825		409,063		91,751
Accrued expenses and other current liabilities	572,135		118,808		82,953
Other payable related to the disposal of Shanghai Caiyin	188,300		322,028		27,301
Lease liabilities	27,465		35,243		3,982
TOTAL LIABILITIES	1,779,367		945,683		$ 257,985
Net revenue	3,271,414	$ 474,310	1,780,490	1,300,160
Operating income (expense)	1,182,019	171,376	431,956	302,107
Net income	1,179,658	171,034	472,086	252,883
Net cash (used in) provided by operating activities	133,592	19,367	184,540	(35,505)
Net cash used in investing activities	(22,949)	(3,328)	(126,222)	33,226
Net cash used in financing activities	(12,566)	$ (1,822)	9,938	10,595
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Cash and cash equivalents	16,294		14,759
Restricted cash	2,023		2,016
Amounts due from related parties	507		504
Financial Assets receivable	53,373
Accounts receivable, net	71,184		30,846
Prepaid expenses and other current assets	125,647		39,109
Deferred tax assets , net	26,914		24,615
Property and equipment , net	8,123		2,372
Right-of-use assets	14,297		24,430
Other long-term assets	242		1,103
TOTAL ASSETS	318,604		139,754
Deferred guarantee income	51,079
Payroll and welfare payables	35,900		28,057
Amounts due to related parties	566		4,485
Tax payables	286,705		272,964
Accrued expenses and other current liabilities	183,442		46,675
Other payable related to the disposal of Shanghai Caiyin	188,300		322,028
Lease liabilities	14,598		24,752
TOTAL LIABILITIES	760,590		698,961
Net revenue	972,029		680,790	624,868
Operating income (expense)	(52,204)		(15,802)	230,415
Net income	164,741		89,149	254,283
Net cash (used in) provided by operating activities	8,807		98,486	(40,071)
Net cash used in investing activities	(7,265)		(96,180)	(62)
Net cash used in financing activities	¥ 0		¥ 0	¥ 0